Disclosure of detailed information about cash and cash equivalents explanatory (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Statements [Line Items]
Cash on hand and demand deposits	$ 515,497	$ 356,499	$ 129,850
Short-term money market instruments with maturities of three months or less at acquisition date	0	0	17,014
Cash and cash equivalents	$ 515,497	$ 356,499	$ 146,864